Intangible assets	9 Months Ended
Sep. 30, 2025
Intangible assets [abstract]
Intangible assets
10.	Intangible assets

Intangible assets as at September 30, 2025, are as follows:

Cost	Lucid
$
As at December 31, 2024, and September 30, 2025	6,314,571

Accumulated amortization	$
As at December 31, 2024	1,380,700
Amortization	314,634
As at September 30, 2025	1,695,334

Net book value
As at September 30, 2025	4,619,237
As at December 31, 2024	4,933,871

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.